13. 401(k) and Profit-Sharing Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Pension expense	$ 617,800	$ 572,310